united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

Class N Shares (LIONX)

Class I Shares (LIOTX)

SEMI-ANNUAL REPORT

March 31, 2024

Advised by:
Horizon Capital Management, Inc.
106 Valerie Drive
Lafayette, Louisiana 70508

www.LIONX.net
1-866-787-8355

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Issachar Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Capital Management, Inc.
Issachar Fund Manager: Dexter P. Lyons
106 Valerie Drive. Lafayette, LA 70508
Dexter@LIONX.net . 337-983-0676 . Fax 983-0672 . www.LIONX.net

Semi-Annual Letter to Issachar Fund (LIONX & LIOTX) Shareholders

Dear Valued Issachar Fund Shareholders,	March 31, 2024

Welcome to Issachar Fund’s semi-annual shareholder report for the 6-month period ended 3/31/24.

The Issachar Fund (LIONX) was up 13.05%, while the IQ Hedge Multi-Strategy Index (IQX) was up 6.98% in the last six months (9/30/23 to 3/31/24). LIONX outperformed its benchmark (IQX) because the market rewarded its technology, energy, and gold weightings. A new bull market began in November 2023 after the market believed the Fed was done raising rates and lower rates were next. We recognized the market’s character change and LIONX quickly became fully invested, which benefited shareholders.

Inflation and higher interest rates could be a problem for the market, but we see opportunities in the gold and silver space that could keep LIONX going in the right direction. Inflation is caused by the Fed creating too much money chasing too few goods. We see no signs of Congress reducing spending; therefore, we expect the Fed will keep creating money out of thin air to buy Treasury Bonds (debt monetization) since investors have an ever-declining appetite for them. Now that inflation may run higher than expected, rates may rise faster, putting pressure on the stock and bond market.

We believe the best way to keep up with the declining purchasing power of our dollar caused by inflation is to invest in growth stocks and commodities like gold and silver. Gold has maintained its purchasing power since Jesus walked the earth over 2000 years ago. One ounce of gold can buy the same amount of bread today as in Jesus’s day. Gold is viewed as an inflation hedge and a safe haven in times of fear, so LIONX should fare well.

When LIONx’s stop-loss sell prices are triggered, I will manage risk and follow my discipline to avoid life-changing losses. Managing risk is how we achieve long-term growth to reach our financial goals.

Dexter Lyons

Issachar Fund, Portfolio Manager

Thank You for Your Trust and Business, and May God Bless You and Your Family!

May the Grace of the Lord Jesus be with everyone. (Revelation 22:21)

Portfolio holdings are subject to change at any time and should not be considered investment advice. The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs, expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results. The IQ Hedge Multi-Strategy Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage, and emerging markets. Index returns assume reinvestment of dividends. NLD Review Code: 5310-NLD-04/04/2023

ISSACHAR FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2024

The Fund’s performance figures* for the period ended March 31, 2024, as compared to its benchmarks:

						Since
	Six Months	One Year	Five Year	Ten Year	Since Inception **	Inception ***
Issachar Fund - Class N	13.05%	8.73%	3.07%	2.36%	2.31%	N/A
Issachar Fund - Class I	13.21%	8.97%	N/A	N/A	N/A	(5.76)%
S&P 500 Total Return Index	23.48%	29.88%	15.05%	12.96%	12.94%	12.04%
IQ Hedge Multi-Strategy Index	6.98%	10.33%	3.18%	2.79%	2.72%	1.03%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The Class N returns are calculated using the traded net asset value at the beginning of the year. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.74% for Class N shares and 2.48% for Class I shares, per the February 1, 2023 Prospectus. Prior to February 1, 2024, the Adviser contractually agreed to waive management fees and to make payments to limit Fund expenses, so that the total annual operating expenses (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund did not exceed 1.90% of average daily net assets attributable to Class N shares and 1.65% of average daily net assets attributable to Class I shares. Effective February 1, 2023 the operating expense limitation was eliminated. For performance information current to the most recent month-end, please call toll-free 1-866-787-8355.

**	Inception date is February 28, 2014.

***	Inception date is February 22, 2021.

The IQ Hedge Multi-Strategy Index (the “IQ Index”) seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets. The components of the IQ Index are actively managed funds which feature a similarly flexible management style to that of the Fund, unlike the S&P 500 Index, which assumes a “buy and hold” posture. Investors may not invest in the IQ Index directly; unlike the Fund’s returns, the IQ Index does not reflect any fees or expenses. The IQ Index returns are as of the last business day, March 29, 2024.

The S&P 500 Total Return Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks representing all major industries. Investors cannot invest directly in an index.

Portfolio Composition as of March 31, 2024	% of Net Assets
Common Stock	82.1%
Closed End Fund	15.6%
Short-Term Investment	2.0%
LOther Assets in Excess of Liabilities	0.3%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	CLOSED END FUND — 15.6%
140,000	Sprott Physical Gold Trust(a) (Cost $2,327,654)	$2,422,000

	COMMON STOCKS — 82.1%
	AEROSPACE & DEFENSE - 1.9%
4,400	Howmet Aerospace, Inc.	301,092

	ASSET MANAGEMENT - 5.5%
8,300	Assetmark Financial Holdings, Inc.(a)	293,903
29,600	Blue Owl Capital, Inc.	558,256
		852,159
	CONSTRUCTION MATERIALS - 2.0%
3,800	Knife River Corporation(a)	308,104

	ELECTRIC UTILITIES - 2.0%
4,700	NRG Energy, Inc.	318,143

	ELECTRICAL EQUIPMENT - 3.5%
6,700	Vertiv Holdings Company	547,189

	ENGINEERING & CONSTRUCTION - 5.3%
6,000	Construction Partners, Inc., Class A(a)	336,900
8,500	Granite Construction, Inc.	485,605
		822,505
	ENTERTAINMENT CONTENT - 3.2%
7,200	AppLovin Corporation, Class A(a)	498,384

	HEALTH CARE FACILITIES & SERVICES - 2.0%
3,000	Tenet Healthcare Corporation(a)	315,330

See accompanying notes to financial statements.

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	HOME & OFFICE PRODUCTS - 4.2%
10,500	SharkNinja, Inc.	$654,045

	INSURANCE - 2.9%
8,200	Ryan Specialty Holdings, Inc., Class A	455,100

	INTERNET MEDIA & SERVICES - 3.6%
14,900	Maplebear, Inc.(a)	555,621

	LEISURE FACILITIES & SERVICES - 4.4%
9,800	Cava Group, Inc.(a)	686,490

	LEISURE PRODUCTS - 3.8%
1,900	Axon Enterprise, Inc.(a)	594,472

	MEDICAL EQUIPMENT & DEVICES - 3.1%
1,200	Intuitive Surgical, Inc.(a)	478,908

	METALS & MINING - 5.1%
97,100	Harmony Gold Mining Company Ltd. - ADR	793,307

	OIL & GAS PRODUCERS - 2.0%
10,700	Enterprise Products Partners, L.P.	312,226

	OIL & GAS SERVICES & EQUIPMENT - 6.0%
16,000	Archrock, Inc.	314,720
5,400	Weatherford International plc(a)	623,268
		937,988
	SEMICONDUCTORS - 1.9%
2,300	ARM Holdings plc - ADR(a)	287,477

	SOFTWARE - 11.3%
1,300	CyberArk Software Ltd.(a)	345,319
3,300	Kaspi.KZ JSC - ADR	424,512
300	MicroStrategy, Inc., Class A(a)	511,368

See accompanying notes to financial statements.

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	SOFTWARE - 11.3% (Continued)
5,700	Procore Technologies, Inc.(a)	$468,369
		1,749,568
	TECHNOLOGY SERVICES - 3.2%
3,100	Fiserv, Inc.(a)	495,442

	TRANSPORTATION & LOGISTICS - 5.2%
5,100	Kirby Corporation(a)	486,132
4,600	SkyWest, Inc.(a)	317,768
		803,900

	TOTAL COMMON STOCKS (Cost $11,808,155)	12,767,450

	SHORT-TERM INVESTMENT — 2.0%
	MONEY MARKET FUND - 2.0%
317,503	Fidelity Government Portfolio, Class I, 5.21% (Cost $317,503)(b)	317,503

	TOTAL INVESTMENTS - 99.7% (Cost $14,453,312)	$15,506,953
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	40,557
	NET ASSETS - 100.0%	$15,547,510

ADR	- American Depositary Receipt

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

ASSETS
Investment securities:
At cost	$14,453,312
At fair value	$15,506,953
Receivable for securities sold	1,564,204
Receivable for Fund shares sold	25,069
Dividend and interest receivable	4,483
Prepaid expenses and other assets	15,073
TOTAL ASSETS	17,115,782

LIABILITIES
Payable for securities purchased	1,523,693
Investment advisory fees payable	13,047
Payable to related parties	11,060
Distribution (12b-1) fees payable	1,810
Accrued expenses	18,662
TOTAL LIABILITIES	1,568,272
NET ASSETS	$15,547,510

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$20,097,143
Accumulated losses	(4,549,633)
NET ASSETS	$15,547,510

Net Asset Value Per Share:
Class N Shares:
Net Assets	$8,429,498
Shares of beneficial interest outstanding	797,606
Net Asset Value (Net Assets/Shares Outstanding),
Redemption Price per share and Offering Price per share	$10.57

Class I Shares:
Net Assets	$7,118,012
Shares of beneficial interest outstanding	669,614

Net Asset Value (Net Assets/Shares Outstanding), Redemption Price per share and Offering Price per share	$10.63

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2024

INVESTMENT INCOME
Dividends (net of $20 foreign tax withheld)	$122,158
Interest	53,806
TOTAL INVESTMENT INCOME	175,964

EXPENSES
Investment advisory fees	74,143
Administrative service fees	28,543
Transfer agent fees	27,679
Accounting services fees	18,488
Registration fees	13,695
Compliance officer fees	12,303
Legal fees	10,227
Distribution (12b-1) fees: Class N	9,982
Trustees’ fees and expenses	9,432
Audit fees	9,339
Printing and postage expenses	6,087
Custodian fees	5,020
Shareholder services fees	3,190
Insurance expense	1,995
Other expenses	241
TOTAL EXPENSES	230,364

NET EXPENSES	230,364

NET INVESTMENT LOSS	(54,400)

REALIZED AND UNREALIZED GAIN
Net Realized Gain on:
Investments	924,823
Net Change in Unrealized Appreciation on:
Investments	968,893

NET REALIZED AND UNREALIZED GAIN	1,893,716

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,839,316

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2024	September 30, 2023
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$(54,400)	$243,932
Net realized gain (loss) from investments and foreign currency transactions	924,823	(2,508,107)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	968,893	84,748
Net increase (decrease) in net assets resulting from operations	1,839,316	(2,179,427)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class N	—	(107,934)
Class I	—	(105,295)
Return of Capital:
Class N	—	(7,010)
Class I	—	(6,059)
Net decrease in net assets from distributions to shareholders	—	(226,298)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	928,966	2,597,278
Class I	2,330,811	11,494,020
Net asset value of shares issued in reinvestment of distributions to shareholders:
Class N	—	107,605
Class I	—	112,282
Payments for shares redeemed:
Class N	(2,161,750)	(7,778,236)
Class I	(2,975,184)	(11,000,383)
Net decrease in net assets from shares of beneficial interest	(1,877,157)	(4,467,434)

TOTAL DECREASE IN NET ASSETS	(37,841)	(6,873,159)

NET ASSETS
Beginning of Period	15,585,351	22,458,510
End of Period	$15,547,510	$15,585,351

SHARE ACTIVITY
Class N:
Shares sold	248,146	253,280
Shares reinvested	—	11,133
Shares redeemed	(223,629)	(797,703)
Net increase (decrease) in shares of beneficial interest outstanding	24,517	(533,290)

Class I:
Shares sold	95,475	1,137,914
Shares reinvested	—	11,571
Shares redeemed	(315,957)	(1,119,061)
Net increase (decrease) in shares of beneficial interest outstanding	(220,482)	30,424

See accompanying notes to financial statements.

ISSACHAR FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31, 2024		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020		September 30, 2019
	Class N		Class N		Class N		Class N		Class N		Class N
	(Unaudited)

Net asset value, beginning of period	$9.35		$10.35		$11.00		$12.25		$10.08		$10.36
Activity from investment operations:
Net investment income (loss) (1)	(0.05)		0.10		(0.07)		(0.10)		(0.13)		(0.02)
Net realized and unrealized gain (loss) (2)	1.27		(1.00)		(0.58)		(0.16)		2.31		(0.15)
Total from investment operations	1.22		(0.90)		(0.65)		(0.26)		2.18		(0.17)
Distributions to shareholders
From net investment income	—		(0.09)		—		—		(0.01)		(0.03)
From net realized gains	—		—		—		(0.93)		—		(0.08)
From return of capital	—		(0.01)		—		(0.06)		—		—
Total distributions to shareholders	—		(0.10)		—		(0.99)		(0.01)		(0.11)
Net asset value, end of period	$10.57		$9.35		$10.35		$11.00		$12.25		$10.08
Total return (3)	13.05	% (10)	(8.70)%		(5.91)%		(2.94)%		21.61%		(1.67)%
Net assets, end of period (000s)	$8,429		$7,227		$13,522		$18,324		$44,608		$10,633
Ratio of gross expenses to average net assets (5)	3.22	% (11)	2.62	% (4)	2.46	% (4)	1.82	% (4)	2.49	% (4)	3.50	% (4)
Ratio of net expenses to average net assets (5)	3.22	% (11)	2.38	% (8)	1.90	% (7)	1.78%		1.70	% (6)	2.20%
Ratio of net investment (loss) to average net assets (5)	(1.03	)% (11)	1.05%		(0.66)%		(0.79)%		(1.13)%		(0.17)%
Portfolio Turnover Rate (9)	641	% (10)	2571%		3361%		2842%		2704%		1581%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Total return assumes all reinvestment of dividends, if any, and represents the aggregate total return based on net asset value. Total returns would have been lower absent fee waivers and reimbursed expenses.

(4)	Represents the ratio of expenses to average net assets absent fees waived and/or expenses reimbursed by the advisor.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds and swaps in which the Fund invests.

(6)	Effective July 18, 2019, the operating expense limitation was reduced to 1.70% from 2.30%.

(7)	Effective February 1, 2021, the operating expense limitation was increased to 1.90% from 1.70%.

(8)	Effective February 1, 2023, the operating expense limitation was eliminated.

(9)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Fund’s limited amount of purchases and sales of long term securities produced the resulting portfolio turnover percentage, which appears inflated due to the nature of the calculation. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

(10)	Not annualized.

(11)	Annualized.

See accompanying notes to financial statements.

ISSACHAR FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Period Ended
	March 31, 2024		September 30, 2023		September 30, 2022 *
	Class I		Class I		Class I
	(Unaudited)
Net asset value, beginning of period	$9.39		$10.40		$11.02

Activity from investment operations:
Net investment income (loss) (1)	(0.02)		0.12		(0.06)
Net realized and unrealized gain (loss) (2)	1.26		(1.01)		(0.56)
Total from investment operations	1.24		(0.89)		(0.62)

Distributions to shareholders
From net investment income	—		(0.11)		—
From return of capital	—		(0.01)		—
Total distributions	—		(0.12)		—

Net asset value, end of period	$10.63		$9.39		$10.40

Total return (3)	13.21	% (4)	(8.56)%		(5.63	)% (4)

Net assets, end of period (000s)	$7,118		$8,358		$8,937

Ratio of gross expenses to average net assets (7)	2.98	% (5)	2.36	% (6)	2.18	% (5,6)

Ratio of net expenses to average net assets (7)	2.98	% (5)	2.15	% (8)	1.65	% (5)

Ratio of net investment income (loss) to average net assets (7)	(0.38	)% (5)	1.23%		(0.53	)% (5)

Portfolio Turnover Rate (9)	641	% (4)	2571%		3361	% (4)

*	The Issachar Fund Class I shares inception date is February 22, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Total return assumes all reinvestment of dividends, if any, and represents the aggregate total return based on net asset value. Total returns would have been lower absent fee waivers and reimbursed expenses.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fees waived and/or expenses reimbursed by the advisor.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Effective February 1, 2023, the operating expense limitation was eliminated.

(9)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Fund’s limited amount of purchases and sales of long term securities produced the resulting portfolio turnover percentage, which appears inflated due to the nature of the calculation. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

See accompanying notes to financial statements.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2024

1.	ORGANIZATION

The Issachar Fund (the ’‘Fund’’) is a series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently offers Class N and Class I shares. Class N shares commenced operations on February 28, 2014. Class I shares commenced operations on February 22, 2021. The Fund is a diversified fund. The investment objective of the Fund is moderate capital appreciation consistent with capital preservation. Issachar is a “fund of funds”, in that the Fund will generally invest in other investment companies.

Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidity rights. Each class of the Fund represents an interest in the same assets of the Fund and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class N shares has exclusive voting rights with respect to its service and/or distribution plan. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the- swap counterparty based on the proprietary index. The independent-pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2024

Valuation of Investment Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process — Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Board, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Board to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Board is unable to obtain a current bid from such independent dealers or other independent parties, it shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2024

judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2024, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund	$2,422,000	$—	$—	$2,422,000
Common Stocks	12,767,450	—	—	12,767,450
Short-Term Investment	317,503	—	—	317,503
Total	$15,506,953	$—	$—	$15,506,953

*	Refer to the Schedule of Investments for classifications.

The Fund did not hold any Level 3 securities during the period. There were no transfers between levels during the period.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund that are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedule of Investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2024

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk can exist in that the part of a Fund’s cash can be held at the broker.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2024, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $87,791,763 and $87,919,618, respectively.

4.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2024 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$14,465,907	$1,082,413	$(41,367)	$1,041,046

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Horizon Capital Management, Inc. serves as the Fund’s investment advisor (the “Advisor”).

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and incurred daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. During the six months ended March 31, 2024, the Advisor earned advisory fees of $74,143.

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.25% of its average daily net assets attributable to Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended March 31, 2024, the Fund incurred $9,982 in total fees under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of Fund shares. During the six months ended March 31, 2024, the Distributor received no underwriting commissions.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2024

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Trust. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	FEDERAL INCOME TAXES NOTE

It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2021 - September 30, 2023 or expected to be taken in the Fund’s September 30, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS

The tax character of distributions paid during the year ended September 30, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2023	September 30, 2022
Ordinary Income	$213,229	$—
Return of Capital	13,069	—
	$226,298	$—

There were no Fund distributions for the year ended September 30, 2022.

ISSACHAR FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2024

As of September 30, 2023, the components of accumulated earnings deficit on a tax basis were as follows:

Post October Loss	Capital Loss	Unrealized	Total
and	Carry	Appreciation/	Accumulated
Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficit)
$—	$(6,461,102)	$72,153	$(6,388,949)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At September 30, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains:

Short-Term	Long-Term	Total	CLCF Utilized
$6,258,249	$202,853	$6,461,102	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2023 as follows:

Paid
in	Accumulated
Capital	Losses
$—	$—

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2024, Constellation Trust Company and National Financial Services LLC. (for the benefit of their customers) held approximately 42.05% and 26.38%, respectively, of the voting securities of the Fund.

9.	REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ISSACHAR FUND

EXPENSE EXAMPLES (Unaudited)

March 31, 2024

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	10/1/23	3/31/24	10/1/23-3/31/24*	10/1/23-3/31/24
Issachar Fund – Class N	$1,000.00	$ 1,130.50	$ 17.13	3.22%
Issachar Fund – Class I	$1,000.00	$ 1,132.10	$ 15.88	2.98%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	10/1/23	3/31/24	10/1/23-3/31/24*	10/1/23-3/31/24
Issachar Fund – Class N	$1,000.00	$1,008.92	$ 16.16	3.22%
Issachar Fund – Class I	$1,000.00	$1,010.11	$ 14.97	2.98%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

ISSACHAR FUND

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2024

Renewal of Advisory Agreement – Issachar Fund*

In connection with a meeting held on November 21 & 27, 2023, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to the Issachar Fund (“Issachar”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to Issachar and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board recognized that the portfolio manager was highly experienced in managing assets. The Board acknowledged that the Adviser used a “chart analysis” investment approach that sought capital preservation during periods of high risk and capital appreciation during periods of low risk. The Board noted that the Adviser was committed to maintaining a strong risk management discipline and active management style aimed at preserving capital consistent with Issachar’s investment objective. The Board discussed that the Adviser selected broker-dealers based on an annual evaluation of factors including but not limited to fees, pricing, research, liquidity, reputation, financial stability, and responsiveness. The Board observed that the Adviser was disciplined in its implementation of its Biblically responsible investment screening process. The Board determined that it could expect the Adviser to continue providing quality services to Issachar and its shareholders.

Performance. The Board recognized that Issachar earned a 2-star Morningstar rating and had underperformed its peer group, Morningstar category, and the IQ Hedge Multi- Strategy Total Return Index across all periods. The Board considered that Issachar’s standard deviation ranked in the first quartile among its Morningstar category across all periods. The Board acknowledged the Adviser’s explanation that several trades in 2023 were the largest detractors from Issachar’s performance. The Board discussed that the Adviser had implemented additional measures such as reducing sell stops in an effort to mitigate losses before materially damaging Issachar’s performance. The Board agreed that the Adviser remained committed to Issachar’s Biblically responsible investment approach. The Board concluded that the Adviser should be afforded additional time to manage Issachar in accordance with its current strategy.

Fees and Expenses. The Board noted that Issachar’s advisory fee and net expense ratio were higher than the medians and averages of its Morningstar category and peer group but below the highs of each. The Board acknowledged that the Adviser believed its fees to be reasonable given the expertise required to effectively implement the strategy of Issachar, which was more akin to that of a hedge fund and less common in the mutual fund industry. Given this and other considerations, the Board concluded that the Adviser’s advisory fee for Issachar was not unreasonable.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of Issachar. The Board noted that the Adviser had indicated a willingness to continue to evaluate the appropriateness of breakpoints when Issachar reached higher assets. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management of Issachar. The Board acknowledged that the Adviser earned a very modest profit in terms of actual dollars. The Board concluded that the Adviser’s profitability was not excessive.

ISSACHAR FUND

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2024

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of Issachar and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Issachar.

ISSACHAR FUND

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2024

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six month period ended March 31, 2024, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and they determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Rev. June 2021

PRIVACY NOTICE

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	● Social Security number	● Purchase History

	● Assets	● Account Balances

	● Retirement Assets	● Account Transactions

	● Transaction History	● Wire Transfer Instructions

● Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?

For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes – to offer our products and services to you	No	We don’t share

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are

Who is providing this notice?	Northern Lights Fund Trust III

What we do

How does Northern Lights Fund Trust III protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

●     Open an account

●     Provide account information

●     Give us your contact information

●     Make deposits or withdrawals from your account

●     Make a wire transfer

●     Tell us where to send the money

●     Tells us who receives the money

●     Show your government-issued ID

●     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●     Affiliates from using your information to market to you

●     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Northern Lights Fund Trust III does not share with our affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies

● Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

● Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-787-8355 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Horizon Capital Management, Inc.

106 Valerie Drive

Lafayette, LA 70508

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

IF-SAR24

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 5/29/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 5/29/24

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 5/29/24